Accumulated Deficit During Development Stage (Details) - Schedule of accumulated deficit during development stage - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Accumulated Deficit During Development Stage Abstract
Balance at beginning of year	$ 169,728,414	$ 154,419,061	$ 141,236,838
Impact of initial adoption of IFRS 16			6,261
Net loss for the year	12,847,061	15,309,353	13,456,800
Reclassify expired options from reserves	(240,310)		(280,838)
Reclassify forfeited options from reserves	(450,777)
Balance at end of year	$ 181,884,388	$ 169,728,414	$ 154,419,061